Furniture, Fixtures, Equipment and Building Improvements (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Furniture, fixtures, equipment and building improvements
Equipment and building improvements, net	$ 8,037		$ 5,065	$ 2,541
Depreciation and amortization	317	254	520	251	365
Furniture, Fixtures, Equipment and Building Improvements
Furniture, fixtures, equipment and building improvements
Equipment and building improvements			6,494	3,146
Less: accumulated depreciation and amortization			(1,429)	(605)
Depreciation and amortization			$ 846	$ 337	$ 154